Common shares (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Change in common shares
Changes in common shares for the periods presented in this report were as follows:

	Issued and fully paid share capital $0.10 par value each		Issued and fully paid share capital $2.00 par value each		Treasury shares held by the Company - $2.00 par value each
	Shares	$ millions	Shares	$ millions	Shares	$ millions
At January 1, 2017, December 31, 2017 and July 1, 2018 (Predecessor)	—	—	508,763,020	1,017	(4,244,080)	(9)
Cancellation of Predecessor Company common stock	—	—	(508,763,020)	(1,017)	4,244,080	9
Successor Company share issuance	100,000,000	10	—	—	—	—

At July 2, 2018 (Successor)	100,000,000	10	—	—	—	—
At December 31, 2018 (Successor)	100,000,000	10	—	—	—	—
RSU share issuance	234,973	—	—	—	—	—
At December 31, 2019 (Successor)	100,234,973	10	—	—	—	—